Note 20 - Expenses - Components of Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Wages and benefits	$ 4,641,238	$ 2,839,088	$ 1,572,567
Subcontract fees	1,288,566	1,044,936	1,013,539
Stock-based compensation	536,321	369,007	373,196
Supplies	2,226,679	1,189,842	206,523
	8,692,804	5,442,873	3,165,825
Stock-based compensation	3,485,796	2,805,917	3,697,068
Wages and benefits	2,468,001	2,574,978	2,800,878
Depreciation and amortization	2,562,624	2,275,160	1,521,566
General expenses	1,178,536	1,038,857	1,292,341
Professional fees	767,351	624,941	715,716
Management and consulting fees	155,169	229,577	611,861
Rent and facility costs	1,071,727	1,321,311	782,174
	$ 11,689,204	$ 10,870,741	$ 11,421,604